NOTE 14. Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Continuing Operations:
Current	$ 17,533	$ 13,296	$ 7,000
Deferred	(11,811)	(4,181)	6,419
Total	5,722	9,115	13,419
Discontinued Operations:
Current	$ 0	$ 0	$ 333